NOTES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
NOTES

(6) NOTES

Convertible Senior Notes Due 2028

On August 22, 2008 the Company closed an offering of $60.0 million in Convertible Senior Notes due 2028 (“2028 Notes”). Net proceeds from the offering were $57.3 million. The 2028 Notes were governed by an indenture, dated as of August 22, 2008, between the Company and U.S. Bank National Association, as trustee.

The 2028 Notes bore interest at a rate of 5.5% per year, payable semiannually in arrears on February 15 and August 15 of each year, beginning on February 15, 2009. The 2028 Notes were to mature on August 15, 2028, unless previously converted or repurchased in accordance with their terms prior to such date.

The 2028 Notes were senior unsecured obligations, and ranked (i) equally to any of the Company’s existing and future unsecured senior debt, (ii) senior to any of the Company’s future indebtedness that is expressly subordinated to these 2028 Notes, and (iii) effectively junior to any secured indebtedness to the extent of the value of the assets securing such indebtedness.

On August 15, 2013, August 15, 2018 and August 15, 2023 or upon the occurrence of a “fundamental change”, as defined in the indenture, the holders may require the Company to repurchase all or a portion of the 2028 Notes for cash at 100% of the principal amount of the Notes being purchased, plus any accrued and unpaid interest.

In March 2012, the Company entered into a note repurchase agreement with the holder of a majority in principal amount of the 2028 Notes. The Company used a portion of the proceeds from its offering of the 2019 Notes discussed below to purchase from this holder and another holder approximately 42.1% of the 2028 Notes for an aggregate purchase price of approximately $137.2 million. In addition, for a period of 90 days after March 12, 2012, the majority holder had the option to require the Company to purchase its remaining 2028 Notes at the same price, which represented approximately 37.1% of the 2028 Notes. This option expired unexercised in June 2012. The Company incurred a loss on extinguishment of debt during the three-month period ended March 31, 2012 of $14.4 million, which primarily consists of $9.3 million in estimated fair market value of the put option granted to the majority holder, $2.5 million in estimated fair market value of the notes extinguished over their book value at the extinguishment date, and $2.0 million paid to the note holder for interest that the note holders would have received through August 2013, the first date the Company could call the debt under the original debt indenture. In December 2012 one of the holders of the 2028 Notes converted notes with a par value of $22.3 million under the terms of the note indenture, and received cash equal to the par value of the notes and interest on these notes through February 15, 2013, and 1.9 million shares of common stock. The Company incurred a loss on extinguishment of debt during the three-month period ended December 31, 2012 of $1.2 million, which primarily consists of $1.1 million in estimated fair market value of the notes extinguished over their book value at the extinguishment date, and $0.1 million paid to the note holder for interest that the note holders would have received through February 2013.

In connection with the issuance of the 2028 Notes, the Company incurred $2.7 million of issuance costs, which primarily consisted of investment banker, legal and other professional fees. These costs are being amortized and were recorded as additional interest expense through August 2013, the first scheduled date on which holders have the option to require the Company to repurchase the 2028 Notes.

The Company has separately accounted for the liability and equity components of the convertible debt instrument by allocating the proceeds from issuance of the 2028 Notes between the liability component and the embedded conversion option, or equity component. This allocation was done by first estimating an interest rate at the time of issuance for similar notes that do not include the embedded conversion option. This interest rate of 12.5% was used to compute the initial fair value of the liability component of $44.1 million.

The excess of the initial proceeds received from the convertible 2028 Notes over the initial amount allocated to the liability component, of $15.9 million, is allocated to the embedded conversion option, or equity component. This excess is reported as a debt discount and subsequently amortized as interest cost, using the interest method, through August 2013, the first scheduled date on which the holders have the option to require the Company to repurchase the 2028 Notes.

The Company had the right to redeem the 2028 Notes, in whole or in part, at any time after August 15, 2013 for cash equal to the principal amount of the Notes to be redeemed, plus any accrued and unpaid interest. The Company called the 2028 Notes for redemption in September 2013, but before the redemption date, the holders elected to convert the remaining 2028 Notes with a par value of $12.5 million under the terms of the note indenture, and the holders received cash equal to the par value of the notes and interest on these notes through August 15, 2013, and 1.2 million shares of common stock.

The carrying value of the equity component at December 31, 2013 and 2012 was $6.6 million. The effective interest rate on the liability component for the years ended December 31, 2013, 2012 and 2011 was 12.6%. Total interest cost of $1.1 million, $5.2 million and $7.0million was recognized during the years ended December 31, 2013, 2012 and 2011, respectively, including $0.6 million, $2.5 million, and $3.3 million of amortization of debt discount, respectively.

Convertible Senior Notes Due 2015

On June 3, 2010 the Company closed an offering of $345.0 million in Convertible Senior Notes due May 15, 2015 (“2015 Notes”). Net proceeds from the offering were approximately $334.2 million. The 2015 Notes are governed by an indenture, dated as of June 3, 2010 between the Company and U.S. Bank National Association, as trustee.

The 2015 Notes bear interest at a rate of 2.75% per year, payable semiannually in arrears on May 15 and November 15 of each year, beginning on November 15, 2010. The 2015 Notes will mature on May 15, 2015, unless earlier converted or repurchased in accordance with their terms prior to such date.

The 2015 Notes are senior unsecured obligations, and rank (i) equally to any of the Company’s existing and future unsecured senior debt, (ii) senior to any of the Company’s future indebtedness that is expressly subordinated to these 2015 Notes, and (iii) effectively junior to any secured indebtedness to the extent of the value of the assets securing such indebtedness.

The 2015 Notes are convertible into approximately 7,439,000 shares of the Company’s common stock under certain circumstances prior to maturity at a conversion rate of 21.5592 shares per $1,000 principal amount of 2015 Notes, which represents a conversion price of approximately $46.38 per share, subject to adjustment under certain conditions. Holders may convert their 2015 Notes at their option at specified times prior to the maturity date of May 15, 2015 only if: (1) during any fiscal quarter commencing after June 30, 2010, if the last reported sale price of the Company’s common stock for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the immediately preceding fiscal quarter is equal to or more than 130% of the conversion price of the 2015 Notes on the last day of such preceding fiscal quarter; (2) a Holder submits its 2015 Notes for conversion during the five business day period following any five consecutive trading day period in which the trading price for the 2015 Notes, per $1,000 principal amount of the 2015 Notes, for each such trading day was less than 98% of the product of the last reported sale price of the Company’s common stock and the conversion rate of the 2015 Notes on such date; or (3) the Company enters into specified corporate transactions. The first of these conditions was met as of December 31, 2012. The 2015 Notes will be convertible, at the option of the noteholders, regardless of whether any of the foregoing conditions have been satisfied, on or after January 13, 2015 at any time prior to the close of business on the second scheduled trading day immediately preceding the stated maturity date of May 15, 2015. Upon conversion, the Company may pay cash, shares of the Company’s common stock or a combination of cash and stock, as determined by the Company in its discretion.

The Company is required to separately account for the liability and equity components of the convertible debt instrument by allocating the proceeds from issuance of the 2015 Notes between the liability component and the embedded conversion option, or equity component. This allocation was done by first estimating an interest rate at the time of issuance for similar notes that do not include the embedded conversion option. This interest rate of 8.35% was used to compute the initial fair value of the liability component of $265.6 million. The excess of the initial proceeds received from the convertible 2015 Notes over the initial amount allocated to the liability component, of $79.4 million, is allocated to the embedded conversion option, or equity component. This excess is reported as a debt discount and subsequently amortized as interest cost, using the interest method, through May 2015, the maturity date of the 2015 Notes.

In connection with the issuance of the 2015 Notes, the Company incurred $10.8 million of issuance costs, which primarily consisted of investment banker, legal and other professional fees. The portion of these costs related to the equity component of $2.5 million was charged to additional paid-in capital. The portion of these costs related to the debt component of $8.3 million is being amortized and are recorded as additional interest expense through May 2015, the maturity date of the 2015 Notes.

In connection with the issuance of the 2015 Notes, the Company entered into capped call transactions with certain counterparties covering approximately 7,439,000 shares of the Company’s common stock. The capped call transactions have a strike price of $46.38 and a cap price of $62.44, and are exercisable when and if the 2015 Notes are converted. If upon conversion of the 2015 Notes, the price of the Company’s common stock is above the strike price of the capped calls, the counterparties will deliver shares of the Company’s common stock and/or cash with an aggregate value approximately equal to the difference between the price of the Company’s common stock at the conversion date (as defined, with a maximum price for purposes of this calculation equal to the cap price) and the strike price, multiplied by the number of shares of the Company’s common stock related to the capped call transactions being exercised. The Company paid $44.3 million for these capped calls and charged this to additional paid-in capital.

The carrying value of the equity component related to the 2015 Notes at December 31, 2013 and 2012 was $79.4 million. The effective interest rate on the liability component for the years ended December 31, 2013, 2012 and 2011 was 8.35%. Total interest cost of $27.7 million, $26.4 million and $25.2 million was recognized during the years ended December 31, 2013, 2012 and 2011, respectively, including $16.6 million, $15.2 million and $14.0 million of amortization of debt discount, respectively. The fair value of the 2015 Notes was approximately $668.4 million at December 31, 2013.

Convertible Senior Notes Due 2019

On March 16, 2012 the Company closed an offering of $690.0 million in Convertible Senior Notes due March 15, 2019 (“2019 Notes”). Net proceeds from the offering were approximately $668.3 million. The 2019 Notes are governed by an indenture, dated as of March 16, 2012 between the Company and U.S. Bank National Association, as trustee.

The 2019 Notes bear interest at a rate of 1.50% per year, payable semiannually in arrears on March 15 and September 15 of each year, beginning on September 15, 2012. The 2019 Notes will mature on March 15, 2019, unless earlier converted or repurchased in accordance with their terms prior to such date.

The 2019 Notes are senior unsecured obligations, and rank (i) equally to any of the Company’s existing and future unsecured senior debt, (ii) senior to any of the Company’s future indebtedness that is expressly subordinated to these 2019 Notes, and (iii) effectively junior to any secured indebtedness to the extent of the value of the assets securing such indebtedness.

The 2019 Notes are convertible into approximately 10,484,000 shares of the Company’s common stock under certain circumstances prior to maturity at a conversion rate of 15.1947 shares per $1,000 principal amount of 2019 Notes, which represents a conversion price of approximately $65.81 per share, subject to adjustment under certain conditions. Holders may convert their 2019 Notes at their option at specified times prior to the maturity date of March 15, 2019 only if: (1) during any fiscal quarter commencing after June 30, 2012, if the last reported sale price of the Company’s common stock for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the immediately preceding fiscal quarter is equal to or more than 130% of the conversion price of the 2019 Notes on the last day of such preceding fiscal quarter; (2) a Holder submits its 2019 Notes for conversion during the five business day period following any five consecutive trading day period in which the trading price for the 2019 Notes, per $1,000 principal amount of the 2019 Notes, for each such trading day was less than 98% of the product of the last reported sale price of the Company’s common stock and the conversion rate of the 2019 Notes on such date; or (3) the Company enters into specified corporate transactions. None of these conditions had been met as of December 31, 2012. The 2019 Notes will be convertible, at the option of the noteholders, regardless of whether any of the foregoing conditions have been satisfied, on or after November 9, 2018 at any time prior to the close of business on the second scheduled trading day immediately preceding the stated maturity date of March 15, 2019. Upon conversion, the Company may pay cash, shares of the Company’s common stock or a combination of cash and stock, as determined by the Company in its discretion.

The Company is required to separately account for the liability and equity components of the convertible debt instrument by allocating the proceeds from issuance of the 2019 Notes between the liability component and the embedded conversion option, or equity component. This allocation was done by first estimating an interest rate at the time of issuance for similar notes that do not include the embedded conversion option. This interest rate of 5.50% was used to compute the initial fair value of the liability component of $529.3 million. The excess of the initial proceeds received from the convertible 2019 Notes over the initial amount allocated to the liability component, of $160.7 million, is allocated to the embedded conversion option, or equity component. This excess is reported as a debt discount and subsequently amortized as interest cost, using the interest method, through March 2019, the maturity date of the 2019 Notes.

In connection with the issuance of the 2019 Notes, the Company incurred $21.7 million of issuance costs, which primarily consisted of investment banker, legal and other professional fees. The portion of these costs related to the equity component of $5.1 million was charged to additional paid-in capital. The portion of these costs related to the debt component of $16.6 million is being amortized and is recorded as additional interest expense through March 2019, the maturity date of the 2019 Notes.

In connection with the issuance of the 2019 Notes, the Company entered into convertible bond hedge transactions with certain counterparties covering approximately 10,484,000 shares of the Company’s common stock. The convertible bond hedge transactions have a strike price of $65.81 and are exercisable when and if the 2019 Notes are converted. If upon conversion of the 2019 Notes, the price of the Company’s common stock is above the strike price of the convertible bond hedge transactions, the counterparties will deliver shares of the Company’s common stock and/or cash with an aggregate value approximately equal to the difference between the price of the Company’s common stock at the conversion date and the strike price, multiplied by the number of shares of the Company’s common stock related to the convertible bond hedge transaction being exercised. The Company paid $167.0 million for these convertible bond hedge transactions and charged this to additional paid-in capital.

Simultaneously with entering into the convertible bond hedge transactions, the Company entered into privately negotiated warrant transactions whereby the Company sold the counterparties to these transactions warrants to acquire, subject to customary adjustments, approximately 10,484,000 shares of the Company’s common stock at a strike price of $85.31 per share, also subject to adjustment. The Company received $99.0 million for these warrants and credited this amount to additional paid-in capital.

The carrying value of the equity component related to the 2019 Notes at December 31, 2013 and 2012 was $160.7 million. The effective interest rate on the liability component for the years ended December 31, 2013 and 2012 was 5.50%. Total interest cost of $32.8 million and $24.0 million was recognized during the years ended December 31, 2013 and 2012, respectively, including $20.2 million and $14.0 million of amortization of debt discount, respectively. The fair value of the 2019 Notes was approximately $1,024.6 million at December 31, 2013.

The following table summarizes information on the convertible debt at December 31 (in thousands):

	2013	2012
Convertible Notes due 2028:
Principal amount of the liability component	$—	$12,500
Unamortized discount	—	(609)

Net carrying amount	$—	$11,891

Convertible Notes due 2015:
Principal amount of the liability component	$345,000	$345,000
Unamortized discount	(26,356)	(42,914)

Net carrying amount	$318,644	$302,086

Convertible Notes due 2019:
Principal amount of the liability component	$690,000	$690,000
Unamortized discount	(126,594)	(146,768)

Net carrying amount	$563,406	$543,232

Total Convertible Senior Notes
Principal amount of the liability component	$1,035,000	$1,047,500
Unamortized discount	(152,950)	(190,291)

Net carrying amount	$882,050	$857,209

Notes Due 2021

On December 27, 2013, the Company, completed the issuance and sale of $750,000,000 in aggregate principal amount of 6.00% senior notes due 2021 (the “2021 Notes”) in a private placement. The 2021 Notes will mature on January 15, 2021 and bear interest at a rate of 6.00% per annum, accruing from December 27, 2013. Interest is payable on the 2021 Notes on each January 15 and July 15, commencing July 15, 2014. The 2021 Notes were issued at 100% of face value and the net proceeds to the Company from the sale of the 2021 Notes were $723.0 million after deducting the initial purchasers’ discounts and offering expenses, which were recorded in 2014 upon the completion of our acquisition of Santarus. The 2021 Notes are governed by terms contained in an Indenture.

Upon closing, the Company placed the gross proceeds from the sale of the 2021 Notes into a secured escrow account, and they are recorded as restricted cash on the consolidated balance sheet. As discussed in Note 14, the Company completed its previously announced tender offer for all outstanding shares of common stock of Santarus, Inc., at a purchase price of $32.00 per share on January 2, 2014. Concurrently with completion of the tender offer, the proceeds in the escrow account were released to fund the acquisition. The 2021 Notes are unsecured obligations of the Company. Promptly following the acquisition of Santarus, Santarus and certain current subsidiaries of the Company became guarantors of the 2021 Notes on a senior unsecured basis.

At any time prior to January 15, 2017, the Company may, at its option, redeem some or all of the 2021 Notes at a redemption price of 100% of the principal amount thereof, plus a make-whole premium set forth in the Indenture and accrued and unpaid interest, if any, to the redemption date. Beginning January 15, 2017 the Company may redeem the 2021 Notes, in whole or in part, at redemption prices (expressed as percentages of principal amount) equal to 104.5%, 103.0%, 101.5% and 100.0% for the 12-month periods beginning on January 15, 2017, January 15, 2018, January 15, 2019 and January 15, 2020, respectively, plus accrued and unpaid interest, if any. At any time prior to January 15, 2017, the Company also may redeem up to 35% of the principal amount of the 2021 Notes at a redemption price equal to 106.00% of the principal amount thereof plus accrued and unpaid interest, if any, with the net cash proceeds of certain equity offerings.

The Indenture contains covenants that restrict the ability of the Company and certain of its subsidiaries to, among other things: (i) borrow money or issue preferred stock; (ii) pay dividends or make other payments or distributions on equity or purchase, redeem or otherwise acquire equity; (iii) make principal payments on, or purchase or redeem subordinated indebtedness prior to any scheduled principal payment or maturity; (iv) make certain investments; (v) create liens on their assets; (vi) sell their assets; (vii) enter into certain transactions with affiliates; (viii) engage in unrelated businesses and (ix) consolidate, merge or sell substantially all of the Company’s assets. These covenants are subject to a number of exceptions and qualifications, including the fall away of certain of these covenants if the 2021 Notes receive an investment grade credit rating in the future. The Indenture also requires the Company to make an offer to repurchase the 2021 Notes upon the occurrence of certain events constituting either a change of control that reduces the Company’s credit rating or an asset sale.